Shareholder Fees - Brighthouse Asset Allocation 80 Portfolio	Apr. 30, 2021 USD ($)
Class A
Shareholder Fees:
Shareholder Fee, Other	none
Class B
Shareholder Fees:
Shareholder Fee, Other	none